Stock Options (Details 1) - USD ($)	12 Months Ended
	Aug. 31, 2016	Aug. 31, 2015
Number of Options
Outstanding Beginning	1,267,502	1,325,837
Grants	65,000	15,000
Forfeitures	(55,834)	(73,335)
Exercises	(556,667)
Outstanding Ending	720,001	1,267,502
Exercisable Ending	225,001
Available for grant Ending	3,216,665
Weighted Average Exercise Price ($)
Weighted-average exercise price Beginning	$ 2.68	$ 2.68
Grants	3.46	1.40
Forfeitures	3.23	2.46
Exercises	2.22
Weighted-average exercise price Ending	3.06	$ 2.68
Exercisable Ending	$ 3.30
Weighted Average Remaining Contractual Term
Outstanding Ending	7 years 3 months 4 days
Exercisable Ending	6 years 6 months 18 days
Aggregate Intrinsic Value ($)
Outstanding Ending	$ 70,100
Exercisable Ending	$ 61,100